Short-term borrowings and debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Borrowings:
At fixed interest rates	$ 1,289,851	$ 1,181,133
At floating interest rates	1,017,527	267,890
Total borrowings	2,307,378	1,449,023
Debt:
At fixed interest rates	287,987	0
At floating interest rates	110,000	0
Total debt	397,987	0
Total short-term borrowings and debt	2,705,365	1,449,023
Average outstanding balance during the year	2,048,110	967,629
Maximum balance at any month-end	2,705,365	1,449,023
Weighted average interest rate at end of the year	1.09%	1.48%
Weighted average interest rate during the year	1.21%	1.79%
U S Dollar [Member]
Debt:
Total short-term borrowings and debt	2,536,815	1,365,500
Euros [Member]
Debt:
Total short-term borrowings and debt	0	39,633
Range of fixed interest rates on borrowings	0.00%	0.70%
Peso [Member]
Debt:
Total short-term borrowings and debt	73,964	43,890
Range of fixed interest rates on borrowings		0.00%
Japanese Yen [Member]
Debt:
Total short-term borrowings and debt	4,749	0
Range of fixed interest rates on borrowings	0.75%	0.00%
Swiss Franc [Member]
Debt:
Total short-term borrowings and debt	$ 89,837	$ 0
Range of fixed interest rates on borrowings	0.80%	0.00%
Maximum [Member] | U S Dollar [Member]
Debt:
Range of fixed interest rates on borrowings	1.43%	1.92%
Range of floating interest rates on borrowings	1.47%	1.99%
Maximum [Member] | Peso [Member]
Debt:
Range of fixed interest rates on borrowings	4.58%
Range of floating interest rates on borrowings	4.24%	5.25%
Minimum [Member] | U S Dollar [Member]
Debt:
Range of fixed interest rates on borrowings	0.67%	0.75%
Range of floating interest rates on borrowings	0.79%	1.06%
Minimum [Member] | Peso [Member]
Debt:
Range of fixed interest rates on borrowings	4.13%
Range of floating interest rates on borrowings	4.03%	5.14%